Basis of Presentation and General Information (Details)	1 Months Ended	12 Months Ended
	Aug. 17, 2010 MetricTon	Dec. 31, 2012 Adventure Two [Member] MetricTon	Dec. 31, 2012 Adventure Three [Member] MetricTon	Dec. 31, 2012 Adventure Four [Member] MetricTon	Dec. 31, 2012 Adventure Five [Member] MetricTon	Dec. 31, 2012 Adventure Six [Member] MetricTon	Dec. 31, 2012 Adventure Seven [Member] MetricTon	Dec. 31, 2012 Adventure Eight [Member] MetricTon	Dec. 31, 2012 Adventure Nine [Member] MetricTon	Dec. 31, 2012 Adventure Ten [Member] MetricTon	Dec. 31, 2012 Adventure Eleven [Member] MetricTon	Dec. 31, 2012 Adventure Twelve [Member] MetricTon	Dec. 31, 2012 Adventure Fourteen [Member] MetricTon	Dec. 31, 2012 Adventure Fifteen [Member] MetricTon
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Type Of Motor Vessel		Free Destiny	Free Envoy	Free Fighter	Free Goddess	Free Hero	Free Knight	Free Jupiter	Free Impala	Free Lady	Free Maverick	Free Neptune	Hull 1	Hull 2
Type Of Ship		Handysize	Handysize	Handysize	Handysize	Handysize	Handysize	Handymax	Handysize	Handymax	Handysize	Handysize	Handysize	Handysize
Dead Weight Tonnage	33,600	25,240	26,318	38,905	22,051	24,318	24,111	47,777	24,111	50,246	23,994	30,838	33,600	33,600
Year Built		1982	1984	1982	1995	1995	1998	2002	1997	2003	1998	1996	2012	2012
Date Of Acquisition		Aug. 04, 2004	Sep. 29, 2004	Jun. 14, 2005	Oct. 30, 2007	Jul. 03, 2007	Mar. 19, 2008	Sep. 05, 2007	Apr. 02, 2008	Jul. 07, 2008	Sep. 01, 2008	Aug. 25, 2009
Date Of Disposal		Aug. 27, 2010	May 13, 2011	Apr. 27, 2007						Nov. 08, 2011
Date Of Contract Termination													Apr. 28, 2012	Jun. 04, 2012